Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term employee benefits expense [abstract]
Wages and salaries	¥ 9,877,453	¥ 5,553,793	¥ 3,739,905
Bonuses	294,057	197,105	113,410
Other employee benefits	975,509	523,855	363,850
Stock option expenses	66,143	57,759	39,435
Restaurant staff and other personnel costs	¥ 11,213,162	¥ 6,332,512	¥ 4,256,600